Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	LAMAR MEDIA CORP [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] LAMAR MEDIA CORP [Member]	Accumulated Comprehensive Income (Deficit) [Member]	Accumulated Comprehensive Income (Deficit) [Member] LAMAR MEDIA CORP [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] LAMAR MEDIA CORP [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]
Beginning Balance at Dec. 31, 2012	$ 861,625	$ 812,605	$ (889,631)	$ 2,432,518	$ 2,606,157	$ 5,978	$ 5,978	$ (687,351)	$ (1,799,530)	$ 96	$ 15
Non-cash compensation	18,179			18,179
Contribution from parent		37,858			37,858
Exercise of stock options	16,993			16,992						1
Issuance of shares of common stock through employee purchase plan	3,900			3,900
Tax shortfall related to options exercised	(1,214)			(1,214)
Purchase of treasury stock	(4,200)		(4,200)
Foreign currency translation	(2,111)	(2,111)				(2,111)	(2,111)
Net income	40,139	40,338						40,139	40,338
Dividend to parent		(4,200)							(4,200)
Dividends	(365)							(365)
Ending Balance at Dec. 31, 2013	932,946	884,490	(893,831)	2,470,375	2,644,015	3,867	3,867	(647,577)	(1,763,392)	97	15
Non-cash compensation	17,600			17,600
Contribution from parent		38,201			38,201
Exercise of stock options	16,247			16,246						1
Issuance of shares of common stock through employee purchase plan	4,368			4,368
Tax shortfall related to options exercised	(13)			(13)
Purchase of treasury stock	(2,987)		(2,987)
Retirement of shares of treasury stock			896,818	(896,801)						(17)
Foreign currency translation	(1,413)	(1,413)				(1,413)	(1,413)
Net income	253,518	287,035						253,518	287,035
Dividend to parent		(241,422)							(241,422)
Dividends-distributions to common shareholders	(238,435)							(238,435)
Dividends	(365)							(365)
Ending Balance at Dec. 31, 2014	981,466	966,891		1,611,775	2,682,216	2,454	2,454	(632,859)	(1,717,779)	81	15
Non-cash compensation	23,883			23,883
Contribution from parent		52,263			52,263
Exercise of stock options	23,372			23,371						1
Issuance of shares of common stock through employee purchase plan	5,027			5,027
Tax shortfall related to options exercised	(18)			(18)
Purchase of treasury stock	(6,099)		(6,099)
Foreign currency translation	(3,632)	(3,632)				(3,632)	(3,632)
Net income	262,570	262,903						262,570	262,903
Dividend to parent		(271,244)							(271,244)
Dividends-distributions to common shareholders	(265,145)							(265,145)
Dividends	(365)							(365)
Ending Balance at Dec. 31, 2015	1,021,059	1,007,181	$ (6,099)	$ 1,664,038	$ 2,734,479	$ (1,178)	$ (1,178)	$ (635,799)	$ (1,726,120)	$ 82	$ 15
Foreign currency translation	1,468	1,468
Net income	51,314	51,407
Dividends	(91)
Ending Balance at Mar. 31, 2016	$ 1,020,983	$ 1,007,288